ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2014
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.                                      ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of March 31,
	2013	2014

Accounts receivable	$33,461	$41,949
Less: allowance for doubtful accounts	3,272	4,330
Accounts receivable, net	$30,189	$37,619

Movement of allowance for doubtful accounts is as follows:

	As of March 31,
	2013	2014

Balance at beginning of year	$1,561	$3,272
Charge to expenses	1,800	1,100
Write off	(132)	(97)
Exchange difference	43	55
Balance at end of year	$3,272	$4,330

The Group decides to write off a receivable and the corresponding provision when it determines that certain events indicate that there is no chance that an account receivable can be collected, such as liquidation of a customer or termination of cooperation.  The Group can also claim deduction on a current tax return for a bad debt expense when sufficient evidence is submitted to the tax authority and approved by the tax authority to support the uncollectibility of the bad debt.